PROVISIONS AND CONTINGENT LIABILITIES - Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	$ 11,624,914	$ 9,036,464
Under 1 month
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	757,658	620,120
Greater than 1 month and up to 3 months
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	1,286,137	1,051,714
Greater than 3 months and up to 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	5,695,172	5,616,089
Greater than 3 months and up to 1 year | Energy services and the private sector
PROVISIONS AND CONTINGENT LIABILITIES
Contracts with changed durations		2,505,284
Amount of new guarantees		880,388
Greater than 1 year and up to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	3,660,806	1,513,774
Greater than 1 year and up to 3 years | Financial services sector
PROVISIONS AND CONTINGENT LIABILITIES
Contracts with changed durations		3,056,310
Amount of new guarantees		812,403
Greater than 3 years and up to 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	134,611	84,273
Greater than 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	$ 90,530	$ 150,494